Note 10 - Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2019	2018
Stock options to purchase common stock	848,148	616,567
Unvested restricted stock units	62,135	29,706
Common stock warrants	2,435,808	-
Total	3,346,091	646,273

	December 31,
	2018	2017	2016
Stock options to purchase common stock	5,477,364	4,213,100	3,491,937
Unvested restricted stock units	267,359	97,996	-
Common stock warrants	2,666,666	-	-
Total	8,411,389	4,311,096	3,491,937